Note 16 - Interest and Finance Costs (Tables)	6 Months Ended
Jun. 30, 2020
Notes Tables
Interest Finance Costs [Table Text Block]
	Six-month period ended June 30,
	2019	2020
Interest expense	$45,782	$35,121
Interest capitalized	(794)	(1,954)
Swap effect	(1,502)	13
Amortization and write-off of financing costs	1,650	1,944
Bank charges and other financing costs	180	243
Total	$45,316	$35,367